Borrowed Funds and Subordinated Debentures - Schedule of Debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Long-term debt	$ 131,310
FHLB borrowings and repurchase agreements:
Debt Instrument [Line Items]
Borrowed funds at December 31	106,000	$ 77,000	$ 110,000
Year-to-date average	88,754	57,187	60,765
Maximum outstanding	106,000	$ 140,000	$ 110,000
Long-term debt	$ 106,000
Rate at December 31	1.83%	2.66%	2.31%
Rate year-to-date average	2.21%	3.72%	3.96%
Repurchase agreements:
Debt Instrument [Line Items]
Year-to-date average	$ 15,000	$ 15,000	$ 15,000
Maximum outstanding	15,000	15,000	15,000
Long-term debt	$ 15,000	$ 15,000	$ 15,000
Rate at December 31	3.67%	3.67%	3.67%
Rate year-to-date average	3.67%	3.67%	3.67%
Subordinated debentures:
Debt Instrument [Line Items]
Year-to-date average	$ 11,099	$ 15,465	$ 15,465
Maximum outstanding	15,465	15,465	15,465
Long-term debt	$ 10,310	$ 15,465	$ 15,465
Rate at December 31	2.40%	1.98%	1.82%
Rate year-to-date average	2.35%	1.87%	1.81%